Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment
The following changes in property, plant and equipment were recorded during the year ended December 31, 2018:
Costs	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Impairments	Currency translation adjustments	Ending balance
Refinery and power plants	$92,434	$—	$(148)	$(27,214)	$—	$3,487	$68,559
Processing plant and equipment	3,703	88	(25)	—	(42)	37	3,761
Office equipment	1,135	340	(56)	—	(4)	35	1,450
	$97,272	$428	$(229)	$(27,214)	$(46)	$3,559	$73,770

Accumulated depreciation	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Impairments	Currency translation adjustments	Ending balance
Refinery and power plants	$11,047	$2,775	$(148)	$(1,668)	$—	$757	$12,763
Processing plant and equipment	1,626	255	(10)	—	(27)	29	1,873
Office equipment	645	211	(60)	—	(4)	17	809
	13,318	$3,241	$(218)	$(1,668)	$(31)	$803	15,445
Net book value	$83,954						$58,325

The following changes in property, plant and equipment were recorded during the year ended December 31, 2017:
Costs	Opening balance	Additions	Disposals	Dispositions of subsidiaries*	Reclassified from inventories	Impairments	Currency translation adjustments	Ending balance
Land and buildings	$944	$26	$—	$(1,221)	$—	$—	$251	$—
Refinery and power plants	91,392	—	—	—	3,786	—	(2,744)	92,434
Processing plant and equipment	18,880	987	(8,678)	57	—	(7,863)	320	3,703
Office equipment	5,189	300	(1,343)	(3,163)	—	—	152	1,135
	$116,405	$1,313	$(10,021)	$(4,327)	$3,786	$(7,863)	$(2,021)	$97,272

*      Net of acquisition of a subsidiary

Accumulated depreciation	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Impairments	Currency translation adjustments	Ending balance
Land and buildings	$208	$344	$—	$(598)	$—	$46	$—
Refinery and power plants	9,308	2,267	—	—	—	(528)	11,047
Processing plant and equipment	3,545	1,377	(2,294)	(27)	(1,223)	248	1,626
Office equipment	3,901	384	(1,118)	(2,639)	—	117	645
	16,962	$4,372	$(3,412)	$(3,264)	$(1,223)	$(117)	13,318
Net book value	$99,443						$83,954